FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878
                                  ------------

                         FRANKLIN VALUE INVESTORS TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 7/31/09
                         --------


Item 1. Schedule of Investments.



Franklin Value Investors Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2009

CONTENTS

Franklin All Cap Value Fund ............................................    3
Franklin Balance Sheet Investment Fund .................................    6
Franklin Large Cap Value Fund ..........................................   10
Franklin MicroCap Value Fund ...........................................   13
Franklin MidCap Value Fund .............................................   16
Franklin Small Cap Value Fund ..........................................   19
Notes to Statements of Investments .....................................   24

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

        FRANKLIN ALL CAP VALUE FUND                                                     SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS 93.1%
        AUTOMOBILES & COMPONENTS 1.5%
        Autoliv Inc. (Sweden) ..................................................             5,200   $       186,212
                                                                                                     ---------------
        BANKS 1.2%
        TrustCo Bank Corp. NY ..................................................             9,213            57,950
        U.S. Bancorp ...........................................................             4,400            89,804
                                                                                                     ---------------
                                                                                                             147,754
                                                                                                     ---------------
        CAPITAL GOODS 19.0%
        Eaton Corp. ............................................................             7,100           368,632
        General Electric Co. ...................................................             4,800            64,320
    (a) Griffon Corp. ..........................................................            31,100           299,804
        Hardinge Inc. ..........................................................            37,400           147,356
        Illinois Tool Works Inc. ...............................................             6,100           247,355
        Kennametal Inc. ........................................................            11,400           243,048
        Roper Industries Inc. ..................................................             6,450           308,439
        Trinity Industries Inc. ................................................            14,300           199,628
        United Technologies Corp. ..............................................             5,200           283,244
        Universal Forest Products Inc. .........................................             5,500           245,520
                                                                                                     ---------------
                                                                                                           2,407,346
                                                                                                     ---------------
        CONSUMER DURABLES & APPAREL 5.2%
        Adidas AG, ADR (Germany) ...............................................            17,900           377,332
        D.R. Horton Inc. .......................................................            12,000           139,080
        M.D.C. Holdings Inc. ...................................................             4,000           140,960
                                                                                                     ---------------
                                                                                                             657,372
                                                                                                     ---------------
        DIVERSIFIED FINANCIALS 2.3%
        State Street Corp. .....................................................             5,750           289,225
                                                                                                     ---------------
        ENERGY 13.3%
        Apache Corp. ...........................................................             3,300           277,035
    (a) Bristow Group Inc. .....................................................             4,950           163,845
        CARBO Ceramics Inc. ....................................................             3,100           129,239
        ENSCO International Inc. ...............................................             3,700           140,193
        Occidental Petroleum Corp. .............................................             4,500           321,030
        Peabody Energy Corp. ...................................................             3,600           119,196
    (a) PHI Inc., non-voting ...................................................            16,200           353,808
    (a) Unit Corp. .............................................................             5,600           177,464
                                                                                                     ---------------
                                                                                                           1,681,810
                                                                                                     ---------------
        FOOD & STAPLES RETAILING 3.0%
        Wal-Mart Stores Inc. ...................................................             7,600           379,088
                                                                                                     ---------------
        HEALTH CARE EQUIPMENT & SERVICES 6.3%
        Becton Dickinson and Co. ...............................................             5,700           371,355
    (a) Laboratory Corp. of America Holdings ...................................             6,300           423,297
                                                                                                     ---------------
                                                                                                             794,652
                                                                                                     ---------------
        HOUSEHOLD & PERSONAL PRODUCTS 1.3%
        The Procter & Gamble Co. ...............................................             2,900           160,979
                                                                                                     ---------------


                     Quarterly Statements of Investments | 3

Franklin Value Investors Trust

        FRANKLIN ALL CAP VALUE FUND                                                     SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS (CONTINUED)
        INSURANCE 8.3%
        Aflac Inc. .............................................................             9,150   $       346,419
        Chubb Corp. ............................................................             7,800           360,204
        IPC Holdings Ltd. ......................................................             3,500           101,290
        Kansas City Life Insurance Co. .........................................             4,400           138,336
        StanCorp Financial Group Inc. ..........................................             3,100           106,702
                                                                                                     ---------------
                                                                                                           1,052,951
                                                                                                     ---------------
        MATERIALS 11.8%
    (a) American Pacific Corp. .................................................            29,700           240,570
        Bemis Co. Inc. .........................................................            12,100           318,472
        Nucor Corp. ............................................................             6,400           284,608
        Praxair Inc. ...........................................................             3,700           289,266
    (a) RTI International Metals Inc. ..........................................            20,300           360,528
                                                                                                     ---------------
                                                                                                           1,493,444
                                                                                                     ---------------
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1.4%
        Pharmaceutical Product Development Inc. ................................             8,300           172,391
                                                                                                     ---------------
        RETAILING 5.6%
        Fred's Inc. ............................................................            13,700           184,676
        The Home Depot Inc. ....................................................            10,700           277,558
        J.C. Penney Co. Inc. ...................................................             8,000           241,200
                                                                                                     ---------------
                                                                                                             703,434
                                                                                                     ---------------
        TECHNOLOGY HARDWARE & EQUIPMENT 5.2%
    (a) Benchmark Electronics Inc. .............................................            14,400           227,520
        International Business Machines Corp. ..................................             3,700           436,341
                                                                                                     ---------------
                                                                                                             663,861
                                                                                                     ---------------
        TELECOMMUNICATION SERVICES 0.7%
        Atlantic Tele-Network Inc. .............................................             2,181            91,449
                                                                                                     ---------------
        UTILITIES 7.0%
        Avista Corp. ...........................................................            13,500           250,020
        IDACORP Inc. ...........................................................            11,400           316,008
        NV Energy Inc. .........................................................            27,800           319,700
                                                                                                     ---------------
                                                                                                             885,728
                                                                                                     ---------------
        TOTAL COMMON STOCKS (COST $12,510,228) .................................                          11,767,696
                                                                                                     ---------------
        CONVERTIBLE PREFERRED STOCKS (COST $66,549) 0.9%
        ENERGY 0.9%
        Bristow Group Inc., 5.50%, cvt. pfd ....................................             2,500           113,225
                                                                                                     ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $12,576,777) .....                          11,880,921
                                                                                                     ---------------
        SHORT TERM INVESTMENTS (COST $485,023) 3.8%
        MONEY MARKET FUNDS 3.8%
    (b) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ............           485,023           485,023
                                                                                                     ---------------


                     4 | Quarterly Statements of Investments

Franklin Value Investors Trust

        FRANKLIN ALL CAP VALUE FUND                                                                       VALUE
        ------------------------------------------------------------------------                     ---------------
        TOTAL INVESTMENTS (COST $13,061,800) 97.8% .............................                     $    12,365,944
        OTHER ASSETS, LESS LIABILITIES 2.2% ....................................                             272,772
                                                                                                     ---------------
        NET ASSETS 100.0% ......................................................                     $    12,638,716
                                                                                                     ===============

See Abbreviations on page 29.

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

        FRANKLIN BALANCE SHEET INVESTMENT FUND                                          SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        CLOSED END MUTUAL FUNDS (COST $3,561,483) 0.1%
        DIVERSIFIED FINANCIALS 0.1%
        Apollo Investment Corp. ................................................           256,086   $     1,823,333
                                                                                                     ---------------
        COMMON STOCKS 91.9%
        AUTOMOBILES & COMPONENTS 0.1%
        American Axle & Manufacturing Holdings Inc. ............................         1,650,000         3,630,000
                                                                                                     ---------------
        BANKS 0.5%
        CVB Financial Corp. ....................................................           175,000         1,319,500
        Farmers & Merchants Bank of Long Beach .................................             1,475         5,310,000
        Hudson City Bancorp Inc. ...............................................           390,000         5,483,400
                                                                                                     ---------------
                                                                                                          12,112,900
                                                                                                     ---------------
        CAPITAL GOODS 11.3%
        A.O. Smith Corp. .......................................................           893,600        34,886,144
        Applied Industrial Technologies Inc. ...................................         1,378,250        30,486,890
    (a) Armstrong World Industries Inc. ........................................           800,000        19,680,000
    (a) CNH Global NV (Netherlands) ............................................         1,150,000        20,205,500
    (a) ESCO Technologies Inc. .................................................         1,150,800        47,286,372
  (a,b) Furmanite Corp. ........................................................         2,384,200        10,848,110
        Lennox International Inc. ..............................................           350,000        12,197,500
        Mueller Industries Inc. ................................................           775,000        18,414,000
  (a,b) Tecumseh Products Co., A ...............................................         1,000,000         8,180,000
  (a,b) Tecumseh Products Co., B ...............................................           310,000         3,165,100
        Timken Co. .............................................................         1,330,000        27,105,400
        Trinity Industries Inc. ................................................         2,475,000        34,551,000
                                                                                                     ---------------
                                                                                                         267,006,016
                                                                                                     ---------------
        COMMERCIAL & PROFESSIONAL SERVICES 1.2%
        Kelly Services Inc., A .................................................         2,350,000        27,636,000
                                                                                                     ---------------
        CONSUMER DURABLES & APPAREL 6.0%
        Callaway Golf Co. ......................................................           800,000         5,096,000
        D.R. Horton Inc. .......................................................         2,400,000        27,816,000
        Furniture Brands International Inc. ....................................         2,370,709         9,506,543
        Hasbro Inc. ............................................................         1,375,000        36,437,500
        Lennar Corp., A ........................................................           480,000         5,683,200
        Lennar Corp., B ........................................................            48,000           437,280
        M.D.C. Holdings Inc. ...................................................           693,000        24,421,320
        Pulte Homes Inc. .......................................................         2,600,000        29,562,000
    (a) Standard Pacific Corp. .................................................           660,235         2,271,208
                                                                                                     ---------------
                                                                                                         141,231,051
                                                                                                     ---------------
        CONSUMER SERVICES 1.5%
    (a) Vail Resorts Inc. ......................................................         1,245,000        35,619,450
                                                                                                     ---------------
        ENERGY 5.4%
    (a) Bristow Group Inc. .....................................................           900,000        29,790,000
    (a) Exterran Holding Inc. ..................................................         1,220,000        21,215,800
        Overseas Shipholding Group Inc. ........................................           765,000        26,277,750
        Peabody Energy Corp. ...................................................            72,500         2,400,475
    (a) PHI Inc. ...............................................................            77,500         1,615,488
    (a) PHI Inc., non-voting ...................................................           409,000         8,932,560


                     6 | Quarterly Statements of Investments

Franklin Value Investors Trust

        FRANKLIN BALANCE SHEET INVESTMENT FUND                                          SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS (CONTINUED)
        ENERGY (CONTINUED)
        Rowan Cos. Inc. ........................................................           775,000   $    16,530,750
        Teekay Corp. (Bahamas) .................................................         1,189,000        21,164,200
                                                                                                     ---------------
                                                                                                         127,927,023
                                                                                                     ---------------
        FOOD, BEVERAGE & TOBACCO 5.1%
    (a) Alliance One International Inc. ........................................         2,403,000         9,948,420
        Bunge Ltd. .............................................................            81,000         5,667,570
        Corn Products International Inc. .......................................         1,980,000        55,440,000
    (a) Smithfield Foods Inc. ..................................................         1,600,000        21,680,000
        Universal Corp. ........................................................           715,600        27,242,892
                                                                                                     ---------------
                                                                                                         119,978,882
                                                                                                     ---------------
        INSURANCE 23.0%
        American National Insurance Co. ........................................           702,500        55,532,625
        Aspen Insurance Holdings Ltd. ..........................................           154,300         3,837,441
        Assurant Inc. ..........................................................           800,700        20,433,864
        Chubb Corp. ............................................................           330,000        15,239,400
        Cincinnati Financial Corp. .............................................           445,000        10,746,750
        E-L Financial Corp. Ltd. (Canada) ......................................           104,666        36,902,097
        Employers Holdings Inc. ................................................           637,000         8,867,040
        FBL Financial Group Inc., A ............................................           606,994         5,954,611
        Genworth Financial Inc., A .............................................         1,600,000        11,040,000
        IPC Holdings Ltd. ......................................................         1,768,800        51,189,072
        Kansas City Life Insurance Co. .........................................           299,989         9,431,654
        Manulife Financial Corp. (Canada) ......................................           970,000        23,580,700
    (a) MBIA Inc. ..............................................................           353,000         1,479,070
        MetLife Inc. ...........................................................           540,000        18,333,000
        National Western Life Insurance Co., A .................................           173,000        23,029,760
        Old Republic International Corp. .......................................         5,000,000        51,700,000
        Presidential Life Corp. ................................................           380,000         3,397,200
        Principal Financial Group Inc. .........................................           225,000         5,332,500
        Prudential Financial Inc. ..............................................         1,184,000        52,415,680
        RLI Corp. ..............................................................           489,400        24,279,134
        Selective Insurance Group Inc. .........................................         1,450,000        21,663,000
        StanCorp Financial Group Inc. ..........................................         1,250,000        43,025,000
        Transatlantic Holdings Inc. ............................................           250,000        11,827,500
        The Travelers Cos. Inc. ................................................           575,000        24,765,250
        Zenith National Insurance Corp. ........................................           421,300        10,056,431
                                                                                                     ---------------
                                                                                                         544,058,779
                                                                                                     ---------------
        MATERIALS 10.0%
        Ashland Inc. ...........................................................           350,900        11,628,826
        Commercial Metals Co. ..................................................         1,055,000        17,449,700
        MeadWestvaco Corp. .....................................................         1,525,000        29,722,250
        Nucor Corp. ............................................................           470,000        20,900,900
    (a) PolyOne Corp. ..........................................................         1,325,000         5,684,250
        Reliance Steel & Aluminum Co. ..........................................           920,000        31,013,200
  (a,b) RTI International Metals Inc. ..........................................         1,345,000        23,887,200
        Sherritt International Corp. (Canada) ..................................         3,503,500        19,926,197


                     Quarterly Statements of Investments | 7

Franklin Value Investors Trust

        FRANKLIN BALANCE SHEET INVESTMENT FUND                                          SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS (CONTINUED)
        MATERIALS (CONTINUED)
        Texas Industries Inc. ..................................................           679,000   $    30,894,500
    (c) Westlake Chemical Corp. ................................................         1,800,000        44,982,000
                                                                                                     ---------------
                                                                                                         236,089,023
                                                                                                     ---------------
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.5%
    (a) Watson Pharmaceuticals Inc. ............................................         1,700,000        59,041,000
                                                                                                     ---------------
        RETAILING 5.4%
    (a) Big Lots Inc. ..........................................................           706,300        16,273,152
        The Cato Corp., A ......................................................           400,000         7,952,000
    (a) Charming Shoppes Inc. ..................................................         5,200,000        25,116,000
        Dillard's Inc., A ......................................................           700,000         7,427,000
        Fred's Inc. ............................................................           400,000         5,392,000
        Haverty Furniture Cos. Inc. ............................................           920,000         9,880,800
        J.C. Penney Co. Inc. ...................................................           700,000        21,105,000
    (a) Saks Inc. ..............................................................         2,050,000        10,496,000
  (a,b) Syms Corp. .............................................................         1,430,000        10,038,600
  (a,b) Zale Corp. .............................................................         2,468,000        14,610,560
                                                                                                     ---------------
                                                                                                         128,291,112
                                                                                                     ---------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
    (a) Standard Microsystems Corp. ............................................           369,700         8,577,040
                                                                                                     ---------------
        TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
    (a) Benchmark Electronics Inc. .............................................         1,800,000        28,440,000
                                                                                                     ---------------
        TRANSPORTATION 5.7%
    (a) Alaska Air Group Inc. ..................................................         1,350,600        31,144,836
        Burlington Northern Santa Fe Corp. .....................................           352,000        27,663,680
    (a) Kansas City Southern ...................................................           699,400        14,204,814
        Norfolk Southern Corp. .................................................         1,206,600        52,185,450
        Werner Enterprises Inc. ................................................           500,000         9,030,000
                                                                                                     ---------------
                                                                                                         134,228,780
                                                                                                     ---------------
        UTILITIES 12.7%
        Atmos Energy Corp. .....................................................           933,600        25,356,576
        Avista Corp. ...........................................................           746,900        13,832,588
        CMS Energy Corp. .......................................................           950,000        12,293,000
        Entergy Corp. ..........................................................           599,000        48,117,670
        Great Plains Energy Inc. ...............................................           478,400         7,620,912
        IDACORP Inc. ...........................................................           590,000        16,354,800
(a,b,d) KGen Power Corp., 144A .................................................         4,400,000        26,400,000
        Northeast Utilities ....................................................         1,550,000        35,665,500
        NV Energy Inc. .........................................................         5,640,000        64,860,000
        PNM Resources Inc. .....................................................         1,990,000        24,278,000
        Westar Energy Inc. .....................................................           400,000         7,868,000
        Xcel Energy Inc. .......................................................           861,000        17,168,340
                                                                                                     ---------------
                                                                                                         299,815,386
                                                                                                     ---------------
        TOTAL COMMON STOCKS (COST $1,911,469,111) ..............................                       2,173,682,442
                                                                                                     ---------------


                     8 | Quarterly Statements of Investments

Franklin Value Investors Trust

                                                                                      PRINCIPAL
        FRANKLIN BALANCE SHEET INVESTMENT FUND                                          AMOUNT            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        CORPORATE BONDS (COST $5,553,467) 0.2%
        CAPITAL GOODS 0.2%
        Mueller Industries Inc., 6.00%, 11/01/14 ...............................   $     5,604,000   $     4,994,565
                                                                                                     ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,920,584,061) ..                       2,180,500,340
                                                                                                     ---------------

                                                                                        SHARES
                                                                                   ---------------
        SHORT TERM INVESTMENTS 8.2%
        MONEY MARKET FUNDS (COST $188,316,368) 8.0%
    (e) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ............       188,316,368       188,316,368
                                                                                                     ---------------
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.2%
        MONEY MARKET FUNDS (COST $3,035,653) 0.1%
    (f) Bank of New York Institutional Cash Reserve Fund, 0.17% ................         3,035,653         3,005,296
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
                                                                                   ---------------
    (g) REPURCHASE AGREEMENTS 0.1%
        Banc of America Securities LLC, 0.20%, 8/03/09 (Maturity Value
        $1,000,017)
           Collateralized by U.S. Government Agency Securities, 3.50% - 7.00%,
              1/15/11 - 3/15/51 ................................................   $     1,000,000         1,000,000
        Barclays Capital Inc., 0.21%, 8/03/09 (Maturity Value $390,007)
           Collateralized by U.S. Treasury Notes, 1.00%, 7/31/11, and U.S.
              Treasury Bonds, 7.50%,
              11/15/24 .........................................................           390,000           390,000
        Deutsche Bank Securities Inc., 0.21%, 8/03/09 (Maturity Value
           $1,000,018)
           Collateralized by U.S. Government Agency Securities, 3.747% - 7.00%,
              1/01/16 - 8/01/39 ................................................         1,000,000         1,000,000
                                                                                                     ---------------
        TOTAL REPURCHASE AGREEMENTS (COST 2,390,000) ...........................                           2,390,000
                                                                                                     ---------------
        TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
           (COST $5,425,653) ...................................................                           5,395,296
                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $2,114,326,082) 100.4% .........................                       2,374,212,004
        OTHER ASSETS, LESS LIABILITIES (0.4)% ..................................                          (8,545,727)
                                                                                                     ---------------
        NET ASSETS 100.0% ......................................................                     $ 2,365,666,277
                                                                                                     ===============

See Abbreviations on page 29.

(a)  Non-income producing.

(b)  See Note 5 regarding holdings of 5% voting securities.

(c)  A portion or all of the security is on loan at July 31, 2009.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At July 31, 2009, the value of this security was $26,400,000, representing 1.12% of net assets.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

(g) At July 31, 2009, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 9

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

        FRANKLIN LARGE CAP VALUE FUND                                                   SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS 97.6%
        BANKS 1.3%
        U.S. Bancorp ...........................................................            80,000   $     1,632,800
                                                                                                     ---------------
        CAPITAL GOODS 14.8%
        3M Co. .................................................................            35,000         2,468,200
        Dover Corp. ............................................................            71,000         2,414,710
        Eaton Corp. ............................................................            45,000         2,336,400
        General Electric Co. ...................................................           245,000         3,283,000
        Illinois Tool Works Inc. ...............................................            60,000         2,433,000
        Masco Corp. ............................................................           108,000         1,504,440
        Parker Hannifin Corp. ..................................................            33,000         1,461,240
        United Technologies Corp. ..............................................            45,000         2,451,150
                                                                                                     ---------------
                                                                                                          18,352,140
                                                                                                     ---------------
        CONSUMER DURABLES & APPAREL 7.4%
        D.R. Horton Inc. .......................................................           365,000         4,230,350
        Fortune Brands Inc. ....................................................            69,000         2,730,330
        NIKE Inc., B ...........................................................            38,000         2,152,320
                                                                                                     ---------------
                                                                                                           9,113,000
                                                                                                     ---------------
        CONSUMER SERVICES 1.6%
        McDonald's Corp. .......................................................            35,000         1,927,100
                                                                                                     ---------------
        DIVERSIFIED FINANCIALS 6.9%
        Bank of America Corp. ..................................................            86,000         1,271,940
        The Bank of New York Mellon Corp. ......................................            75,000         2,050,500
        Citigroup Inc. .........................................................            81,000           256,770
        Morgan Stanley .........................................................            45,000         1,282,500
        State Street Corp. .....................................................            73,000         3,671,900
                                                                                                     ---------------
                                                                                                           8,533,610
                                                                                                     ---------------
        ENERGY 10.1%
        Apache Corp. ...........................................................            28,000         2,350,600
        Chesapeake Energy Corp. ................................................            50,000         1,072,000
        ConocoPhillips .........................................................            26,000         1,136,460
        Devon Energy Corp. .....................................................            30,000         1,742,700
        Exxon Mobil Corp. ......................................................            34,000         2,393,260
        Occidental Petroleum Corp. .............................................            32,000         2,282,880
        Peabody Energy Corp. ...................................................            47,000         1,556,170
                                                                                                     ---------------
                                                                                                          12,534,070
                                                                                                     ---------------
        FOOD & STAPLES RETAILING 2.2%
        Wal-Mart Stores Inc. ...................................................            54,000         2,693,520
                                                                                                     ---------------
        HEALTH CARE EQUIPMENT & SERVICES 1.6%
        Becton Dickinson and Co. ...............................................            26,500         1,726,475
        Stryker Corp. ..........................................................             6,000           233,280
                                                                                                     ---------------
                                                                                                           1,959,755
                                                                                                     ---------------
        HOUSEHOLD & PERSONAL PRODUCTS 4.0%
        Kimberly-Clark Corp. ...................................................            40,000         2,338,000
        The Procter & Gamble Co. ...............................................            47,500         2,636,725
                                                                                                     ---------------
                                                                                                           4,974,725
                                                                                                     ---------------


                    10 | Quarterly Statements of Investments

Franklin Value Investors Trust

        FRANKLIN LARGE CAP VALUE FUND                                                   SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS (CONTINUED)
        INSURANCE 9.6%
        Aflac Inc. .............................................................           105,000   $     3,975,300
        The Allstate Corp. .....................................................            75,000         2,018,250
        Ambac Financial Group Inc. .............................................            67,000            50,250
    (a) Berkshire Hathaway Inc., A .............................................                 8           776,000
        Chubb Corp. ............................................................            48,000         2,216,640
        MetLife Inc. ...........................................................            83,000         2,817,850
                                                                                                     ---------------
                                                                                                          11,854,290
                                                                                                     ---------------
        MATERIALS 11.4%
        Air Products and Chemicals Inc. ........................................             5,000           373,000
        Alcoa Inc. .............................................................           210,000         2,469,600
        The Dow Chemical Co. ...................................................           105,000         2,222,850
        Nucor Corp. ............................................................           145,000         6,448,150
        Praxair Inc. ...........................................................            33,000         2,579,940
                                                                                                     ---------------
                                                                                                          14,093,540
                                                                                                     ---------------
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7.0%
        Abbott Laboratories ....................................................            30,000         1,349,700
        Merck & Co. Inc. .......................................................            98,000         2,940,980
        Pfizer Inc. ............................................................           150,000         2,389,500
        Schering-Plough Corp. ..................................................            75,000         1,988,250
                                                                                                     ---------------
                                                                                                           8,668,430
                                                                                                     ---------------
        RETAILING 6.3%
        The Home Depot Inc. ....................................................           116,000         3,009,040
        J.C. Penney Co. Inc. ...................................................            70,000         2,110,500
        Nordstrom Inc. .........................................................            59,000         1,559,960
    (a) Office Depot Inc. ......................................................           245,000         1,114,750
                                                                                                     ---------------
                                                                                                           7,794,250
                                                                                                     ---------------
        SOFTWARE & SERVICES 3.1%
        Microsoft Corp. ........................................................           165,000         3,880,800
                                                                                                     ---------------
        TECHNOLOGY HARDWARE & EQUIPMENT 5.9%
        Hewlett-Packard Co. ....................................................            71,000         3,074,300
        International Business Machines Corp. ..................................            36,000         4,245,480
                                                                                                     ---------------
                                                                                                           7,319,780
                                                                                                     ---------------
        TRANSPORTATION 1.7%
        Norfolk Southern Corp. .................................................            47,000         2,032,750
                                                                                                     ---------------
        UTILITIES 2.7%
        Entergy Corp. ..........................................................            27,000         2,168,910
        Sempra Energy ..........................................................            23,000         1,205,890
                                                                                                     ---------------
                                                                                                           3,374,800
                                                                                                     ---------------
        TOTAL COMMON STOCKS (COST $138,037,793) ................................                         120,739,360
                                                                                                     ---------------


                    Quarterly Statements of Investments | 11

Franklin Value Investors Trust

        FRANKLIN LARGE CAP VALUE FUND                                                   SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        SHORT TERM INVESTMENTS (COST $2,876,227) 2.3%
        MONEY MARKET FUNDS 2.3%
    (b) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ............         2,876,227   $     2,876,227
                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $140,914,020) 99.9% ............................                         123,615,587
        OTHER ASSETS, LESS LIABILITIES 0.1% ....................................                              67,628
                                                                                                     ---------------
        NET ASSETS 100.0% ......................................................                     $   123,683,215
                                                                                                     ===============

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

        FRANKLIN MICROCAP VALUE FUND                                                    SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS 88.2%
        BANKS 2.6%
    (a) BFC Financial Corp., A .................................................         1,110,000   $       388,500
(a,b,c) Black River BancVenture Inc. ...........................................           495,000         3,280,810
        First Defiance Financial Corp. .........................................           235,000         3,579,050
        WSB Holdings Inc. ......................................................           166,160           408,754
                                                                                                     ---------------
                                                                                                           7,657,114
                                                                                                     ---------------
        CAPITAL GOODS 12.9%
  (d,e) A.O. Smith Corp., Contingent Distribution ..............................            44,600           249,573
        Alamo Group Inc. .......................................................           320,000         4,425,600
        Burnham Holdings Inc., A ...............................................           219,000         2,025,750
        CIRCOR International Inc. ..............................................           120,200         2,771,812
        Ducommun Inc. ..........................................................           117,000         2,021,760
    (b) Espey Manufacturing & Electronics Corp. ................................           153,299         2,445,119
        Gibraltar Industries Inc. ..............................................           356,099         2,766,889
    (a) Griffon Corp. ..........................................................           120,000         1,156,800
    (b) Hardinge Inc. ..........................................................         1,200,000         4,728,000
    (a) Hurco Cos. Inc. ........................................................            88,000         1,717,760
        Insteel Industries Inc. ................................................           107,023         1,090,564
    (a) Ladish Co. Inc. ........................................................            18,738           206,118
    (a) Layne Christensen Co. ..................................................            61,745         1,465,209
    (a) Miller Industries Inc. .................................................           361,500         3,192,045
    (a) Northwest Pipe Co. .....................................................           129,844         4,515,974
  (a,c) Smith Investment Co. LLC ...............................................            44,600           293,022
    (a) Sparton Corp. ..........................................................           488,571         1,416,856
    (a) Tecumseh Products Co., A ...............................................           200,000         1,636,000
    (a) Tecumseh Products Co., B ...............................................            12,799           130,678
                                                                                                     ---------------
                                                                                                          38,255,529
                                                                                                     ---------------
        COMMERCIAL & PROFESSIONAL SERVICES 9.2%
        Courier Corp. ..........................................................           280,440         4,638,478
        Ecology and Environment Inc., A ........................................           199,811         2,997,165
        Healthcare Services Group Inc. .........................................           585,900        10,938,753
    (a) Spherion Corp. .........................................................         1,605,000         8,827,500
                                                                                                     ---------------
                                                                                                          27,401,896
                                                                                                     ---------------
        CONSUMER DURABLES & APPAREL 4.7%
        Bassett Furniture Industries Inc. ......................................           122,100           305,250
        Callaway Golf Co. ......................................................           100,000           637,000
  (a,b) Cobra Electronics Corp. ................................................           540,000           680,400
  (a,b) Delta Apparel Inc. .....................................................           800,000         6,760,000
    (a) The Dixie Group Inc. ...................................................           480,000         1,507,200
        Flexsteel Industries Inc. ..............................................           225,000         1,829,250
        Johnson Outdoors Inc., A ...............................................           125,000           817,500
    (a) P & F Industries Inc., A ...............................................            89,700           147,108
  (a,b) Rockford Corp. .........................................................           482,900            94,165
    (b) Tandy Brands Accessories Inc. ..........................................           540,000         1,296,000
                                                                                                     ---------------
                                                                                                          14,073,873
                                                                                                     ---------------
        DIVERSIFIED FINANCIALS 1.2%
        Kohlberg Capital Corp. .................................................           600,834         3,574,962
                                                                                                     ---------------


                    Quarterly Statements of Investments | 13

Franklin Value Investors Trust

        FRANKLIN MICROCAP VALUE FUND                                                    SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        ENERGY 3.6%
    (a) PHI Inc. ...............................................................            17,600   $       366,872
    (a) PHI Inc., non-voting ...................................................           470,499        10,275,698
                                                                                                     ---------------
                                                                                                          10,642,570
                                                                                                     ---------------
        FOOD & STAPLES RETAILING 3.5%
        Village Super Market Inc., A ...........................................           356,392        10,381,699
                                                                                                     ---------------
        FOOD, BEVERAGE & TOBACCO 13.5%
    (a) Alliance One International Inc. ........................................         1,072,000         4,438,080
        Griffin Land & Nurseries Inc. ..........................................           168,000         5,150,880
    (a) John B. Sanfilippo & Son Inc. ..........................................           200,000         1,740,000
  (a,b) Omega Protein Corp. ....................................................         1,325,000         5,114,500
    (a) Seneca Foods Corp., A ..................................................           578,500        14,815,385
    (a) Seneca Foods Corp., B ..................................................           121,500         3,097,035
    (a) Smithfield Foods Inc. ..................................................           438,600         5,943,030
                                                                                                     ---------------
                                                                                                          40,298,910
                                                                                                     ---------------
        INSURANCE 6.8%
  (a,b) ACMAT Corp., A .........................................................           392,800         8,248,800
        Baldwin & Lyons Inc., B ................................................           288,875         6,259,921
        Mercer Insurance Group Inc. ............................................           156,046         2,847,840
        Safety Insurance Group Inc. ............................................            51,000         1,645,260
    (a) United America Indemnity Ltd. ..........................................           217,168         1,174,879
                                                                                                     ---------------
                                                                                                          20,176,700
                                                                                                     ---------------
        MATERIALS 9.2%
  (a,b) American Pacific Corp. .................................................           750,000         6,075,000
        Central Steel and Wire Co. .............................................             6,905         5,006,125
  (a,b) Continental Materials Corp. ............................................           120,000         1,032,000
    (a) Intertape Polymer Group Inc. (Canada) ..................................           900,000         1,125,000
    (a) Mercer International Inc. (Germany) ....................................           761,400           433,998
        The Monarch Cement Co. .................................................            53,444         1,660,772
    (a) RTI International Metals Inc. ..........................................           300,000         5,328,000
        Schweitzer-Mauduit International Inc. ..................................            80,724         2,639,675
    (a) Universal Stainless & Alloy Products Inc. ..............................           226,582         3,990,109
                                                                                                     ---------------
                                                                                                          27,290,679
                                                                                                     ---------------
        REAL ESTATE 1.6%
        Arbor Realty Trust Inc. ................................................            70,000           126,000
        Arbor Realty Trust Inc. (legend shares) ................................           270,000           486,000
    (a) Bresler & Reiner Inc. ..................................................           205,000         1,112,125
  (a,c) LandCo Real Estate LLC, Liquidating Trust ..............................            94,800           259,667
  (a,b) Origen Financial Inc. ..................................................         2,540,000         2,667,000
                                                                                                     ---------------
                                                                                                           4,650,792
                                                                                                     ---------------
        RETAILING 7.2%
        Brown Shoe Co. Inc. ....................................................           282,481         2,189,228
        The Coast Distribution System Inc. .....................................            66,800           133,600
  (a,b) Duckwall-ALCO Stores Inc. ..............................................           238,000         4,065,040
        Fred's Inc. ............................................................           287,300         3,872,804
        Haverty Furniture Cos. Inc. ............................................           477,000         5,122,980


                    14 | Quarterly Statements of Investments

Franklin Value Investors Trust

        FRANKLIN MICROCAP VALUE FUND                                                    SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        RETAILING (CONTINUED)
    (a) Shoe Carnival Inc. .....................................................           355,000   $     4,437,500
    (a) Zale Corp. .............................................................           290,000         1,716,800
                                                                                                     ---------------
                                                                                                          21,537,952
                                                                                                     ---------------
        TECHNOLOGY HARDWARE & EQUIPMENT 1.6%
(a,c,d) Allen Organ Co., Contingent Distribution ...............................            94,800         1,016,256
  (a,b) GTSI Corp. .............................................................           600,000         3,816,000
                                                                                                     ---------------
                                                                                                           4,832,256
                                                                                                     ---------------
        TELECOMMUNICATION SERVICES 4.1%
        Atlantic Tele-Network Inc. .............................................           255,000        10,692,150
        North State Telecommunications Corp., B ................................            21,757         1,550,186
                                                                                                     ---------------
                                                                                                          12,242,336
                                                                                                     ---------------
        TRANSPORTATION 6.5%
    (b) International Shipholding Corp. ........................................           375,000        10,878,750
    (a) P.A.M. Transportation Services Inc. ....................................           460,000         3,169,400
        Providence and Worcester Railroad Co. ..................................           205,000         2,407,725
    (a) USA Truck Inc. .........................................................           190,000         2,737,900
                                                                                                     ---------------
                                                                                                          19,193,775
                                                                                                     ---------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $240,136,000) .....                         262,211,043
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
                                                                                   ---------------
        CONVERTIBLE BONDS (COST $7,000,000) 0.8%
        MATERIALS 0.8%
        Mercer International Inc., cvt., senior sub. note, 8.50%, 10/15/10
           (Germany) ...........................................................   $     7,000,000         2,625,000
                                                                                                     ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $247,136,000) ....                         264,836,043
                                                                                                     ---------------

                                                                                        SHARES
                                                                                   ---------------
        SHORT TERM INVESTMENTS 11.0%
        MONEY MARKET FUNDS 11.0%
    (f) Bank of New York Institutional Cash Reserve Fund, 0.17% ................            10,470            10,365
    (g) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ............        32,613,207        32,613,207
                                                                                                     ---------------
        TOTAL MONEY MARKET FUNDS (COST $32,623,677) ............................                          32,623,572
                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $279,759,677) 100.0% ...........................                         297,459,615
        OTHER ASSETS, LESS LIABILITIES 0.0%(h) .................................                            (126,553)
                                                                                                     ---------------
        NET ASSETS 100.0% ......................................................                     $   297,333,062
                                                                                                     ===============

(a)  Non-income producing.

(b)  See Note 5 regarding holdings of 5% voting securities.

(c)  See Note 4 regarding restricted securities.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2009, the value of these securities was $249,573, representing 0.08% of net assets.

(f)  The rate shown is the annualized seven-day yield at period end.

(g) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(h)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 15

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

        FRANKLIN MIDCAP VALUE FUND                                                   SHARES/UNITS         VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS 96.1%
        AUTOMOBILES & COMPONENTS 3.2%
        Autoliv Inc. (Sweden) ..................................................            24,700   $       884,507
        Harley-Davidson Inc. ...................................................            32,900           743,540
                                                                                                     ---------------
                                                                                                           1,628,047
                                                                                                     ---------------
        BANKS 1.2%
        PNC Financial Services Group Inc. ......................................            16,927           620,544
                                                                                                     ---------------
        CAPITAL GOODS 10.3%
        Carlisle Cos. Inc. .....................................................            18,800           589,004
        Dover Corp. ............................................................            21,400           727,814
        Eaton Corp. ............................................................            13,400           695,728
        Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) .............            17,800           346,922
        Graco Inc. .............................................................            24,700           611,078
        Roper Industries Inc. ..................................................            20,100           961,182
    (a) Terex Corp. ............................................................            26,200           397,716
        W.W. Grainger Inc. .....................................................             9,700           872,127
                                                                                                     ---------------
                                                                                                           5,201,571
                                                                                                     ---------------
        COMMERCIAL & PROFESSIONAL SERVICES 0.6%
        Robert Half International Inc. .........................................            12,900           319,791
                                                                                                     ---------------
        CONSUMER DURABLES & APPAREL 5.2%
        Fortune Brands Inc. ....................................................            29,800         1,179,186
        Hasbro Inc. ............................................................            39,000         1,033,500
        M.D.C. Holdings Inc. ...................................................            12,100           426,404
                                                                                                     ---------------
                                                                                                           2,639,090
                                                                                                     ---------------
        CONSUMER SERVICES 4.2%
    (a) Apollo Group Inc., A ...................................................            17,000         1,173,680
        Hillenbrand Inc. .......................................................            53,500           969,420
                                                                                                     ---------------
                                                                                                           2,143,100
                                                                                                     ---------------
        DIVERSIFIED FINANCIALS 1.5%
    (a) KKR Private Equity Investors LP (Units) ................................           109,200           742,560
                                                                                                     ---------------
        ENERGY 8.5%
        Chesapeake Energy Corp. ................................................            24,900           533,856
        ENSCO International Inc. ...............................................            24,196           916,786
        Overseas Shipholding Group Inc. ........................................            21,200           728,220
        Peabody Energy Corp. ...................................................            23,000           761,530
        Teekay Corp. (Bahamas) .................................................            19,100           339,980
        Tidewater Inc. .........................................................            23,000         1,035,000
                                                                                                     ---------------
                                                                                                           4,315,372
                                                                                                     ---------------
        FOOD, BEVERAGE & TOBACCO 7.1%
        Bunge Ltd. .............................................................             7,394           517,358
    (a) Dean Foods Co. .........................................................            79,900         1,693,081
        McCormick & Co. Inc. ...................................................            43,800         1,411,236
                                                                                                     ---------------
                                                                                                           3,621,675
                                                                                                     ---------------


                    16 | Quarterly Statements of Investments

Franklin Value Investors Trust

        FRANKLIN MIDCAP VALUE FUND                                                   SHARES/UNITS         VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        HEALTH CARE EQUIPMENT & SERVICES 4.8%
        Hill-Rom Holdings Inc. .................................................            42,300   $       725,022
    (a) Laboratory Corp. of America Holdings ...................................            18,900         1,269,891
    (a) LifePoint Hospitals Inc. ...............................................            16,100           445,326
                                                                                                     ---------------
                                                                                                           2,440,239
                                                                                                     ---------------
        HOUSEHOLD & PERSONAL PRODUCTS 3.1%
        Alberto-Culver Co. .....................................................            61,700         1,580,754
                                                                                                     ---------------
        INSURANCE 4.7%
        Arthur J. Gallagher & Co. ..............................................            14,200           325,180
        Cincinnati Financial Corp. .............................................            24,800           598,920
        Erie Indemnity Co., A ..................................................            33,500         1,254,575
        Old Republic International Corp. .......................................            22,175           229,290
                                                                                                     ---------------
                                                                                                           2,407,965
                                                                                                     ---------------
        MATERIALS 13.9%
        Airgas Inc. ............................................................            30,100         1,341,858
        Bemis Co. Inc. .........................................................            34,600           910,672
        Celanese Corp., A ......................................................            76,500         1,966,050
        MeadWestvaco Corp. .....................................................            47,700           929,673
        Nucor Corp. ............................................................            14,100           627,027
        Sigma-Aldrich Corp. ....................................................            25,100         1,273,825
                                                                                                     ---------------
                                                                                                           7,049,105
                                                                                                     ---------------
        MEDIA 2.0%
        Time Warner Cable Inc. .................................................            31,000         1,024,860
                                                                                                     ---------------
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5.0%
    (a) Endo Pharmaceuticals Holdings Inc. .....................................            41,600           874,016
        Pharmaceutical Product Development Inc. ................................            47,100           978,267
    (a) Watson Pharmaceuticals Inc. ............................................            19,400           673,762
                                                                                                     ---------------
                                                                                                           2,526,045
                                                                                                     ---------------
        RETAILING 4.6%
        Family Dollar Stores Inc. ..............................................            10,000           314,200
        J.C. Penney Co. Inc. ...................................................            34,100         1,028,115
        Nordstrom Inc. .........................................................            37,500           991,500
                                                                                                     ---------------
                                                                                                           2,333,815
                                                                                                     ---------------
        SOFTWARE & SERVICES 2.8%
    (a) SAIC Inc. ..............................................................            77,300         1,398,357
                                                                                                     ---------------
        TRANSPORTATION 1.6%
        J.B. Hunt Transport Services Inc. ......................................            29,000           810,550
                                                                                                     ---------------
        UTILITIES 11.8%
        Atmos Energy Corp. .....................................................            56,100         1,523,676
        DTE Energy Co. .........................................................            31,700         1,092,382
        Northeast Utilities ....................................................            27,100           623,571
        NV Energy Inc. .........................................................           141,000         1,621,500
        Sempra Energy ..........................................................            21,600         1,132,488
                                                                                                     ---------------
                                                                                                           5,993,617
                                                                                                     ---------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $58,084,631) ......                          48,797,057
                                                                                                     ---------------


                    Quarterly Statements of Investments | 17

Franklin Value Investors Trust

        FRANKLIN MIDCAP VALUE FUND                                                      SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        SHORT TERM INVESTMENTS (COST $2,983,691) 5.9%
        MONEY MARKET FUNDS 5.9%
    (b) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ............         2,983,691   $     2,983,691
                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $61,068,322) 102.0% ............................                          51,780,748
        OTHER ASSETS, LESS LIABILITIES (2.0)% ..................................                          (1,039,730)
                                                                                                     ---------------
        NET ASSETS 100.0% ......................................................                     $    50,741,018
                                                                                                     ===============

See Abbreviations on page 29.

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    18 | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2009 (UNAUDITED)

        FRANKLIN SMALL CAP VALUE FUND                                                   SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS 91.1%
        AUTOMOBILES & COMPONENTS 4.6%
        Autoliv Inc. (Sweden) ..................................................           372,000   $    13,321,320
    (a) Drew Industries Inc. ...................................................           102,300         1,963,137
        Gentex Corp. ...........................................................           768,000        11,496,960
    (b) Thor Industries Inc. ...................................................           787,000        18,817,170
    (b) Winnebago Industries Inc. ..............................................           560,000         5,891,200
                                                                                                     ---------------
                                                                                                          51,489,787
                                                                                                     ---------------
        BANKS 2.4%
        Chemical Financial Corp. ...............................................           469,355        10,199,084
    (a) Corus Bankshares Inc. ..................................................           691,065           172,766
        Peoples Bancorp Inc. ...................................................           183,500         3,359,885
        TrustCo Bank Corp. NY ..................................................         2,149,200        13,518,468
                                                                                                     ---------------
                                                                                                          27,250,203
                                                                                                     ---------------
        CAPITAL GOODS 21.3%
        A.O. Smith Corp. .......................................................           108,000         4,216,320
        American Woodmark Corp. ................................................           349,200         8,185,248
        Apogee Enterprises Inc. ................................................           908,000        13,238,640
        Applied Industrial Technologies Inc. ...................................           250,600         5,543,272
    (a) Astec Industries Inc. ..................................................           113,800         3,079,428
        Brady Corp., A .........................................................           492,300        14,478,543
        Briggs & Stratton Corp. ................................................           436,000         7,486,120
        Carlisle Cos. Inc. .....................................................           458,000        14,349,140
        CIRCOR International Inc. ..............................................           150,000         3,459,000
    (a) CNH Global NV (Netherlands) ............................................            85,000         1,493,450
    (a) EMCOR Group Inc. .......................................................           283,000         6,825,960
        Franklin Electric Co. Inc. .............................................           256,300         8,304,120
    (a) Gardner Denver Inc. ....................................................           337,000         9,837,030
        Gibraltar Industries Inc. ..............................................         1,041,500         8,092,455
        Graco Inc. .............................................................           430,000        10,638,200
        Kennametal Inc. ........................................................           530,000        11,299,600
        Lincoln Electric Holdings Inc. .........................................           231,000         9,789,780
        Mueller Industries Inc. ................................................           580,000        13,780,800
        Nordson Corp. ..........................................................           274,000        12,302,600
    (a) Powell Industries Inc. .................................................            81,000         2,887,650
        Roper Industries Inc. ..................................................           220,000        10,520,400
        Simpson Manufacturing Co. Inc. .........................................           447,700        12,714,680
        Timken Co. .............................................................           128,000         2,608,640
        Trinity Industries Inc. ................................................           677,000         9,450,920
        Universal Forest Products Inc. .........................................           555,000        24,775,200
        Wabash National Corp. ..................................................         1,158,500           961,555
    (b) Watts Water Technologies Inc., A .......................................           327,600         8,628,984
                                                                                                     ---------------
                                                                                                         238,947,735
                                                                                                     ---------------
        COMMERCIAL & PROFESSIONAL SERVICES 2.3%
        ABM Industries Inc. ....................................................           686,000        14,454,020
        Mine Safety Appliances Co. .............................................           416,500        11,699,485
                                                                                                     ---------------
                                                                                                          26,153,505
                                                                                                     ---------------


                    Quarterly Statements of Investments | 19

Franklin Value Investors Trust

        FRANKLIN SMALL CAP VALUE FUND                                                   SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS (CONTINUED)
        CONSUMER DURABLES & APPAREL 6.1%
        Bassett Furniture Industries Inc. ......................................           250,500   $       626,250
        Brunswick Corp. ........................................................           490,000         3,518,200
        D.R. Horton Inc. .......................................................         1,000,000        11,590,000
        Ethan Allen Interiors Inc. .............................................           508,000         6,466,840
    (c) Hooker Furniture Corp. .................................................           582,900         8,003,217
        La-Z-Boy Inc. ..........................................................           862,000         5,835,740
        M.D.C. Holdings Inc. ...................................................           276,300         9,736,812
    (a) M/I Homes Inc. .........................................................           577,900         7,587,827
    (a) Timberland Co., A ......................................................           181,000         2,468,840
    (a) The Warnaco Group Inc. .................................................           346,000        12,570,180
                                                                                                     ---------------
                                                                                                          68,403,906
                                                                                                     ---------------
        CONSUMER SERVICES 0.6%
        Regis Corp. ............................................................           453,000         6,187,980
                                                                                                     ---------------
        ENERGY 9.0%
        Arch Coal Inc. .........................................................           136,000         2,367,760
    (a) Atwood Oceanics Inc. ...................................................           269,000         7,757,960
    (a) Bristow Group Inc. .....................................................           415,300        13,746,430
        CARBO Ceramics Inc. ....................................................            23,000           958,870
        CONSOL Energy Inc. .....................................................            91,000         3,233,230
    (a) Global Industries Ltd. .................................................         1,239,200         8,463,736
    (a) Helix Energy Solutions Group Inc. ......................................           811,000         8,507,390
    (a) Oil States International Inc. ..........................................           335,000         9,085,200
        Overseas Shipholding Group Inc. ........................................           157,000         5,392,950
        Peabody Energy Corp. ...................................................           119,000         3,940,090
        Rowan Cos. Inc. ........................................................           827,000        17,639,910
        Teekay Corp. (Bahamas) .................................................           243,000         4,325,400
        Tidewater Inc. .........................................................           120,000         5,400,000
    (a) Unit Corp. .............................................................           308,000         9,760,520
                                                                                                     ---------------
                                                                                                         100,579,446
                                                                                                     ---------------
        FOOD & STAPLES RETAILING 1.1%
        Casey's General Stores Inc. ............................................           465,000        12,754,950
                                                                                                     ---------------
        HEALTH CARE EQUIPMENT & SERVICES 2.3%
        STERIS Corp. ...........................................................           284,000         7,974,720
        Teleflex Inc. ..........................................................           223,600        10,723,856
        West Pharmaceutical Services Inc. ......................................           205,200         7,489,800
                                                                                                     ---------------
                                                                                                          26,188,376
                                                                                                     ---------------
        INSURANCE 10.7%
        American National Insurance Co. ........................................            91,000         7,193,550
        Arthur J. Gallagher & Co. ..............................................           304,400         6,970,760
        Aspen Insurance Holdings Ltd. ..........................................           644,000        16,016,280
        Erie Indemnity Co., A ..................................................           205,000         7,677,250
        IPC Holdings Ltd. ......................................................           582,000        16,843,080
        Montpelier Re Holdings Ltd. (Bermuda) ..................................           810,000        12,700,800
        Old Republic International Corp. .......................................         1,633,000        16,885,220
        Protective Life Corp. ..................................................         1,037,967        15,517,607


                    20 | Quarterly Statements of Investments

Franklin Value Investors Trust

        FRANKLIN SMALL CAP VALUE FUND                                                   SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS (CONTINUED)
        INSURANCE (CONTINUED)
        RLI Corp. ..............................................................           162,100   $     8,041,781
        StanCorp Financial Group Inc. ..........................................           225,000         7,744,500
    (a) Syncora Holdings Ltd. ..................................................           314,000           113,040
        Zenith National Insurance Corp. ........................................           170,300         4,065,061
                                                                                                     ---------------
                                                                                                         119,768,929
                                                                                                     ---------------
        MATERIALS 10.8%
        Airgas Inc. ............................................................           289,900        12,923,742
        AptarGroup Inc. ........................................................           258,500         9,026,820
        Cabot Corp. ............................................................           420,000         7,686,000
        Gerdau Ameristeel Corp. (Canada) .......................................         1,409,000         9,806,640
        Glatfelter .............................................................           772,000         7,990,200
        Reliance Steel & Aluminum Co. ..........................................           485,000        16,349,350
        RPM International Inc. .................................................           926,000        14,778,960
        Steel Dynamics Inc. ....................................................         1,178,600        19,281,896
        United States Steel Corp. ..............................................            51,000         2,027,250
        Westlake Chemical Corp. ................................................           843,200        21,071,568
                                                                                                     ---------------
                                                                                                         120,942,426
                                                                                                     ---------------
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.2%
    (a) Mettler-Toledo International Inc. ......................................           150,500        12,651,030
        Pharmaceutical Product Development Inc. ................................           585,100        12,152,527
                                                                                                     ---------------
                                                                                                          24,803,557
                                                                                                     ---------------
        RETAILING 9.1%
        Brown Shoe Co. Inc. ....................................................         1,001,000         7,757,750
        Christopher & Banks Corp. ..............................................         1,490,000        11,800,800
        Fred's Inc. ............................................................           708,000         9,543,840
        Group 1 Automotive Inc. ................................................           471,591        13,893,071
    (a) Gymboree Corp. .........................................................           141,800         5,640,804
        J.C. Penney Co. Inc. ...................................................           580,000        17,487,000
        The Men's Wearhouse Inc. ...............................................           697,000        15,062,170
    (a) Pier 1 Imports Inc. ....................................................           810,000         1,830,600
    (a) Saks Inc. ..............................................................           803,000         4,111,360
    (a) Tuesday Morning Corp. ..................................................           614,000         2,848,960
    (a) West Marine Inc. .......................................................           795,000         7,067,550
    (a) Zale Corp. .............................................................           935,000         5,535,200
                                                                                                     ---------------
                                                                                                         102,579,105
                                                                                                     ---------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.1%
        Cohu Inc. ..............................................................           712,000         8,636,560
    (a) OmniVision Technologies Inc. ...........................................           305,800         4,045,734
                                                                                                     ---------------
                                                                                                          12,682,294
                                                                                                     ---------------
        TECHNOLOGY HARDWARE & EQUIPMENT 2.5%
    (a) Benchmark Electronics Inc. .............................................         1,135,000        17,933,000
        Diebold Inc. ...........................................................            87,600         2,428,272
    (a) Rofin-Sinar Technologies Inc. ..........................................           346,000         7,511,660
                                                                                                     ---------------
                                                                                                          27,872,932
                                                                                                     ---------------


                    Quarterly Statements of Investments | 21

Franklin Value Investors Trust

        FRANKLIN SMALL CAP VALUE FUND                                                   SHARES            VALUE
        ------------------------------------------------------------------------   ---------------   ---------------
        COMMON STOCKS (CONTINUED)
        TRANSPORTATION 2.1%
    (a) Genesee & Wyoming Inc. .................................................           386,000   $    10,533,940
    (a) Kansas City Southern ...................................................           142,800         2,900,268
        SkyWest Inc. ...........................................................           808,400        10,250,512
                                                                                                     ---------------
                                                                                                          23,684,720
                                                                                                     ---------------
        UTILITIES 2.9%
        Atmos Energy Corp. .....................................................           171,200         4,649,792
        Energen Corp. ..........................................................           284,000        11,734,880
        NV Energy Inc. .........................................................         1,430,000        16,445,000
                                                                                                     ---------------
                                                                                                          32,829,672
                                                                                                     ---------------
        TOTAL COMMON STOCKS (COST $1,074,591,936) ..............................                       1,023,119,523
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
                                                                                   ---------------
        CORPORATE BONDS (COST $1,307,106) 0.1%
        CAPITAL GOODS 0.1%
        Mueller Industries Inc., 6.00%, 11/01/14 ...............................   $     1,319,000         1,175,558
                                                                                                     ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,075,899,042) ..                       1,024,295,081
                                                                                                     ---------------

                                                                                        SHARES
                                                                                   ---------------
        SHORT TERM INVESTMENTS 9.1%
        MONEY MARKET FUNDS (COST $98,430,127) 8.8%
    (d) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ............        98,430,127        98,430,127
                                                                                                     ---------------
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.3%
        MONEY MARKET FUNDS (COST $1,214,338) 0.1%
    (e) Bank of New York Institutional Cash Reserve Fund, 0.17% ................         1,214,338         1,202,195
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT
                                                                                   ---------------
    (f) REPURCHASE AGREEMENTS 0.2%
        Banc of America Securities LLC, 0.20%, 8/03/09 (Maturity Value $850,014)
           Collateralized by U.S. Government and Agency Securities,
           3.50% - 7.00%, 1/05/11 - 3/15/51 ....................................   $       850,000           850,000
        Barclays Capital Inc., 0.21%, 8/03/09, (Maturity Value $779,013)
           Collateralized by U.S. Treasury Notes, 1.00%, 7/31/11 and U.S.
           Treasury Bonds, 7.50%, 11/15/24 .....................................           779,000           779,000
        BNP Paribas Securities Corp., 0.20%, 8/03/09 (Maturity Value $500,008)
           Collateralized by U.S. Government and Agency Securities
           4.00% - 7.00%, 12/01/19 - 1/01/48 ...................................           500,000           500,000
        Deutsche Bank Securities Inc., 0.20%, 8/03/09 (Maturity Value 600,010)
           Collateralized by U.S. Government and Agency Securities, 0.70%,
           4/30/10 and
    (g)    U.S. Government Agency Discount Notes, 1/04/10 - 2/01/10 ............           600,000           600,000
                                                                                                     ---------------
        TOTAL REPURCHASE AGREEMENTS (COST 2,729,000) ...........................                           2,729,000
                                                                                                     ---------------


                    22 | Quarterly Statements of Investments

Franklin Value Investors Trust

        FRANKLIN SMALL CAP VALUE FUND                                                                     VALUE
        ------------------------------------------------------------------------                     ---------------
        TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
           (COST $3,943,338) ...................................................                     $     3,931,195
                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $1,178,272,507) 100.3% .........................                       1,126,656,403
        OTHER ASSETS, LESS LIABILITIES (0.3)% ..................................                          (3,384,905)
                                                                                                     ---------------
        NET ASSETS 100.0% ......................................................                     $ 1,123,271,498
                                                                                                     ===============

See Abbreviations on page 29.

(a)  Non-income producing.

(b)  A portion or all of the security is on loan at July 31, 2009.

(c)  See Note 5 regarding holdings of 5% voting securities.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e)  The rate shown is the annualized seven-day yield at period end.

(f) At July 31, 2009, all repurchase agreements had been entered into on that date.

(g)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 23

Franklin Value Investors Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of six funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value. Repurchase agreements are valued at cost.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.


                    24 | Quarterly Statements of Investments

Franklin Value Investors Trust

3. INCOME TAXES

At July 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      FRANKLIN        FRANKLIN        FRANKLIN
                                                       ALL CAP     BALANCE SHEET      LARGE CAP
                                                     VALUE FUND   INVESTMENT FUND    VALUE FUND
                                                    -----------   ---------------   ------------
Cost of investments .............................   $13,063,887    $2,114,951,295   $140,929,075
                                                    ===========    ==============   ============
Unrealized appreciation .........................   $   881,146    $  610,198,916   $ 17,196,809
Unrealized depreciation .........................    (1,579,089)     (350,938,207)   (34,510,297)
                                                    -----------    --------------   ------------
Net unrealized appreciation (depreciation) ......   $  (697,943)   $  259,260,709   $(17,313,488)
                                                    ===========    ==============   ============

                                                      FRANKLIN       FRANKLIN        FRANKLIN
                                                      MICROCAP        MIDCAP         SMALL CAP
                                                     VALUE FUND     VALUE FUND      VALUE FUND
                                                    ------------   ------------   --------------
Cost of investments .............................   $279,713,989   $ 61,080,272   $1,178,333,782
                                                    ============   ============   ==============
Unrealized appreciation .........................   $ 85,945,474   $  2,842,760   $  163,801,498
Unrealized depreciation .........................    (68,199,848)   (12,142,284)    (215,478,877)
                                                    ------------   ------------   --------------
Net unrealized appreciation (depreciation) ......   $ 17,745,626   $ (9,299,524)  $  (51,677,379)
                                                    ============   ============   ==============

4. RESTRICTED SECURITIES

At July 31, 2009, the Franklin MicroCap Value Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

                                                                     ACQUISITION
 SHARES                            ISSUER                                DATE         COST         VALUE
-------   --------------------------------------------------------   -----------   ----------   ----------
FRANKLIN MICROCAP VALUE FUND
 94,800      Allen Organ Co., Contingent Distribution ............     9/07/06     $  973,637   $1,016,256
495,000      Black River BancVenture Inc. ........................     8/13/07      4,950,000    3,280,810
 94,800      LandCo Real Estate LLC, Liquidating Trust ...........     9/07/06        240,792      259,667
 44,600   (a)Smith Investment Co. LLC ............................     1/20/09        293,022      293,022
                                                                                                ----------
                TOTAL RESTRICTED SECURITIES (1.63% of Net Assets) ...........................   $4,849,755
                                                                                                ==========

(a) The Fund also invest in unrestricted securities of the issuer, valued at $249,573 as of July 31, 2009.


                    Quarterly Statements of Investments | 25

Franklin Value Investors Trust

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund, and the Franklin Small Cap Value Fund for the nine months ended July 31, 2009, were as shown below.

                                               NUMBER OF                           NUMBER OF
                                              SHARES HELD                         SHARES HELD     VALUE                   REALIZED
                                             AT BEGINNING    GROSS       GROSS       AT END       AT END    INVESTMENT    CAPITAL
NAME OF ISSUER                                 OF PERIOD   ADDITIONS  REDUCTIONS   OF PERIOD    OF PERIOD     INCOME    GAIN (LOSS)
--------------                               ------------  ---------  ----------  -----------  -----------  ----------  -----------
FRANKLIN BALANCE SHEET INVESTMENT FUND
NON-CONTROLLED AFFILIATES
Furmanite Corp. ...........................    2,384,200         --          --    2,384,200   $10,848,110   $     --   $        --
KGen Power Corp., 144A ....................    4,400,000         --          --    4,400,000    26,400,000         --            --
RTI International Metals Inc. .............      900,000    445,000          --    1,345,000    23,887,200         --            --
Syms Corp. ................................    1,430,000         --          --    1,430,000    10,038,600         --            --
Tecumseh Products Co., A ..................    1,000,000         --          --    1,000,000     8,180,000         --            --
Tecumseh Products Co., B ..................      310,000         --          --      310,000     3,165,100         --            --
Zale Corp. ................................    2,232,700    235,300          --    2,468,000    14,610,560         --            --
                                                                                               -----------   --------   -----------
   TOTAL AFFILIATED SECURITIES (4.11% of Net Assets) ........................................  $97,129,570   $    --    $        --
                                                                                               ===========   ========   ===========
FRANKLIN MICROCAP VALUE FUND
NON-CONTROLLED AFFILIATES
ACMAT Corp., A ............................      392,800         --          --      392,800   $ 8,248,800   $     --   $        --
American Pacific Corp. ....................      676,300     73,700          --      750,000     6,075,000         --            --
Black River BancVenture Inc. ..............      495,000         --          --      495,000     3,280,810         --            --
Cobra Electronics Corp. ...................      540,000         --          --      540,000       680,400         --            --
Continental Materials Corp. ...............      109,567     10,433          --      120,000     1,032,000         --            --
Delta Apparel Inc. ........................      756,600     43,400          --      800,000     6,760,000         --            --
Duckwall-ALCO Stores Inc. .................      238,000         --          --      238,000     4,065,040         --            --
Espey Manufacturing & Electronics Corp. ...      153,299         --          --      153,299     2,445,119    333,425            --
GTSI Corp. ................................      530,000     70,000          --      600,000     3,816,000         --            --
Hardinge Inc. .............................      895,137    304,863          --    1,200,000     4,728,000     27,900            --
International Shipholding Corp. ...........      400,000         --      25,000      375,000    10,878,750    582,951       426,715
Nashua Corp. ..............................      357,930         --     357,930           --            --         --       392,788
Omega Protein Corp. .......................      870,000    455,000          --    1,325,000     5,114,500         --            --
Origen Financial Inc. .....................    2,365,000    175,000          --    2,540,000     2,667,000         --            --
Rockford Corp. ............................      575,000         --      92,100      482,900        94,165         --      (518,518)
S&K Famous Brands Inc. ....................      255,500         --     255,500           --            --         --    (2,270,674)
Tandy Brands Accessories Inc. .............      540,000         --          --      540,000     1,296,000         --            --
                                                                                               -----------   --------   -----------
   TOTAL AFFILIATED SECURITIES (20.58% of Net Assets) .......................................  $61,181,584   $944,276   $(1,969,689)
                                                                                               ===========   ========   ===========
FRANKLIN SMALL CAP VALUE FUND
NON-CONTROLLED AFFILIATES
Hooker Furniture Corp. ....................      582,900         --          --      582,900   $ 8,003,217   $174,870   $        --
                                                                                               ===========   ========   ===========
   TOTAL AFFILIATED SECURITIES (0.71% of Net Assets)


                    26 | Quarterly Statements of Investments

Franklin Value Investors Trust

6. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on November 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009, in valuing the Funds' assets carried at fair value:

                                                    LEVEL 1        LEVEL 2     LEVEL 3        TOTAL
                                                --------------   -----------   -------   --------------
FRANKLIN ALL CAP VALUE FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(a,b) ............   $   11,880,921   $        --     $--     $   11,880,921
         Short Term Investments .............          485,023            --      --            485,023
                                                --------------   -----------     ---     --------------
      Total Investments in Securities .......   $   12,365,944   $        --     $--     $   12,365,944
                                                ==============   ===========     ===     ==============
FRANKLIN BALANCE SHEET INVESTMENT FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(a):
            Utilities .......................   $  273,415,386   $26,400,000     $--     $  299,815,386
            All Other Equity
               Investments(b) ...............    1,875,690,389            --      --      1,875,690,389
         Corporate Bonds ....................               --     4,994,565      --          4,994,565
         Short Term Investments .............      188,316,368     5,395,296      --        193,711,664
                                                --------------   -----------     ---     --------------
      Total Investments in Securities .......   $2,337,422,143   $36,789,861     $--     $2,374,212,004
                                                ==============   ===========     ===     ==============


                    Quarterly Statements of Investments | 27

Franklin Value Investors Trust

6. FAIR VALUE MEASUREMENTS (CONTINUED)

                                               LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
                                           --------------   ----------   ----------   --------------
FRANKLIN LARGE CAP VALUE FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(b) .........   $  120,739,360   $       --   $       --   $  120,739,360
         Short Term Investments ........        2,876,227           --           --        2,876,227
                                           --------------   ----------   ----------   --------------
      Total Investments in Securities ..   $  123,615,587   $       --   $       --   $  123,615,587
                                           ==============   ==========   ==========   ==============
FRANKLIN MICROCAP VALUE FUND
   ASSETS:
      Investments in Securities:
         Equity Investments:
            Banks ......................   $    4,376,304   $       --   $3,280,810   $    7,657,114
            Capital Goods ..............       37,712,934           --      542,595       38,255,529
            Real Estate ................        4,391,125           --      259,667        4,650,792
            Technology Hardware &
               Equipment ...............        3,816,000           --    1,016,256        4,832,256
            All Other Equity
               Investments(b) ..........      206,815,352           --           --      206,815,352
         Convertible Bonds .............               --    2,625,000           --        2,625,000
         Short Term Investments ........       32,613,207       10,365           --       32,623,572
                                           --------------   ----------   ----------   --------------
      Total Investments in Securities ..   $  289,724,922   $2,635,365   $5,099,328   $  297,459,615
                                           ==============   ==========   ==========   ==============
FRANKLIN MIDCAP VALUE FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(b) .........   $   48,797,057   $       --   $       --   $   48,797,057
         Short Term Investments ........        2,983,691           --           --        2,983,691
                                           --------------   ----------   ----------   --------------
      Total Investments in Securities ..   $   51,780,748   $       --   $       --   $   51,780,748
                                           ==============   ==========   ==========   ==============
FRANKLIN SMALL CAP VALUE FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(b) .........   $1,023,119,523   $       --   $       --   $1,023,119,523
         Corporate Bonds ...............               --    1,175,558           --        1,175,558
         Short Term Investments ........       98,430,127    3,931,195           --      102,361,322
                                           --------------   ----------   ----------   --------------
      Total Investments in Securities ..   $1,121,549,650   $5,106,753   $       --   $1,126,656,403
                                           ==============   ==========   ==========   ==============

(a)  Includes closed-end mutual funds, common and preferred stock.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.


                    28 | Quarterly Statements of Investments

Franklin Value Investors Trust

6. FAIR VALUE MEASUREMENTS (CONTINUED)

At July 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Franklin MicroCap Value Fund's fair value, is as follows:


                                                                                                                       NET CHANGE
                                                                                                                     IN UNREALIZED
                                                                                                                     APPRECIATION
                                                              NET CHANGE                                             (DEPRECIATION)
                                                                  IN                                                ATTRIBUTABLE TO
                                                  NET         UNREALIZED        NET        TRANSFER                      ASSETS
                                  BEGINNING     REALIZED     APPRECIATION    PURCHASES   IN (OUT) OF     ENDING        STILL HELD
                                   BALANCE    GAIN (LOSS)   (DEPRECIATION)    (SALES)      LEVEL 3       BALANCE     AT PERIOD END
                                 ----------   -----------   --------------   ---------   -----------   ----------   ---------------
ASSETS:
   Investments in
      Securities
   Equity Investments:
      Banks ..................   $4,034,993       $--         $(754,183)        $--        $     --    $3,280,810     $ (754,183)
      Capital Goods ..........           --        --            53,779          --         488,816       542,595         53,779
      Real Estate ............      168,744        --            90,923          --              --       259,667         90,923
      Technology Hardware &
         Equipment ...........    1,016,256        --                --          --              --     1,016,256             --
                                 ----------       ---         ---------         ---        --------    ----------     ----------
   Total .....................   $5,219,993       $--         $(609,481)        $--        $488,816    $5,099,328     $ (609,481)
                                 ==========       ===         =========         ===        ========    ==========     ==========

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through September 22, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 29





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST



By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  September 25, 2009


By /s/MATTHEW T. HINKLE
 -----------------------------------------
       Matthew T. Hinkle
       Chief Financial Officer and Chief
       Accounting Officer
Date  September 25, 2009